UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

--------
FORM N-CSR
--------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-06115

THE SINGAPORE FUND, INC.

(Exact name of registrant as specified in charter)

--------

c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051

(Address of principal executive offices) (Zip code)

c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (201) 915-
3054

DATE OF FISCAL YEAR END: October 31, 2004

DATE OF REPORTING PERIOD: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

THE SINGAPORE FUND, INC.


[GRAPHIC]


SEMI-ANNUAL REPORT
APRIL 30, 2004


THE SINGAPORE FUND, INC.

GENERAL INFORMATION

THE FUND

     The Singapore Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company. Its primary investment objective is capital appreciation, which it seeks through investment primarily in Singapore equity securities, and to a lesser degree, investment in equity securities issued by companies in ASEAN Group countries. The ASEAN Group currently is composed of
Brunei, Cambodia, Indonesia, Laos, Malaysia, Myanmar (formerly
Burma), the
Philippines, Singapore, Thailand and Vietnam. The Fund's
Investment Manager is
DBS Asset Management (United States) Pte. Ltd. (the "Manager"), an indirectly wholly-owned subsidiary of The Development Bank of Singapore, Ltd. Daiwa SB
Investments (Singapore) Ltd. provides the Manager with advice regarding investments.

SHAREHOLDER INFORMATION

     The Fund's shares are listed on the New York Stock
Exchange ("NYSE"). The
Fund understands that its shares may trade periodically on certain exchanges other than the NYSE, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges. The Fund's NYSE trading symbol is "SGF". Weekly comparative net asset value ("NAV") and market price information about the Fund is published each Monday in THE WALL STREET
JOURNAL, each Sunday in THE NEW YORK TIMES and each Saturday in BARRON'S, and also in many other newspapers. The Fund's weekly NAV is also available by visiting www.daiwast.com or calling (800) 933-3440 or (201) 915-3020. Also, the
Fund's website includes a monthly market review, a list of the Fund's top ten industries and holdings, the proxy voting policies and procedures, the code of ethics and the audit committee charter.

INQUIRIES

     Inquiries concerning your share account should be directed to EquiServe
Trust Company, N.A. (the "Plan Agent") at the number noted below. All written inquiries should be directed to the Fund, c/o Daiwa Securities
Trust Company,
One Evertrust Plaza, 9th Floor, Jersey City, NJ 07302-3051.

RESTRICTION ON BENEFICIAL OWNERSHIP BY SINGAPORE RESIDENTS

     The Fund expects to continue to qualify for a Singapore income tax exemption granted to non-Singapore resident investors with respect to certain types of income derived from Singapore sources. In order for the Fund to be treated as a non-Singapore resident, and therefore qualify for this exemption, not more than 5% of the Fund's issued share capital may be beneficially owned, directly or indirectly, by Singapore residents. For this reason, the Fund's
Board of Directors has restricted, and in the future may prohibit, the transfer of the Fund's shares to residents of Singapore.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     A Dividend Reinvestment and Cash Purchase Plan (the "Plan") is available to provide Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. The Plan also allows you to make optional semi-annual cash investments in Fund shares through the Plan Agent. A brochure fully describing the Plan's terms and conditions is available from the
Plan Agent by calling (800) 426-5523 or by writing The
Singapore Fund, Inc., c/o
EquiServe Trust Company, N.A., P.O. Box 43010, Providence, RI
02940-3010.


May 10, 2004

DEAR SHAREHOLDERS:

     We are pleased to present the Semi-Annual Report of The
Singapore Fund,
Inc. (the "Fund") for the six months ended April 30, 2004.

PERFORMANCE REVIEW

                                                       NOV'03
FEB'04
                                                         TO
TO
US$ TERMS                                              JAN'04
APRIL'04
---------                                             --------
--------
Singapore Fund                                          9.38%
-4.70%
Straits Times Index ("STI")                             9.41%
-1.70%
Relative to Benchmark Index                            -0.03%
-3.00%

Source: Bloomberg

     In the first quarter of 2004, the Fund slightly under-performed the benchmark Straits Times Index ("STI"). The steady rotation out of smaller-cap technology stocks into more traditional blue chip names continued over the quarter. In the second quarter ended April 30, 2004, the Fund under-performed the benchmark by 300 basis points ("bsp"). The rotation out of smaller-cap technology stocks continued as investors generally became more cautious. The financial sector, particularly banks, continued to out-perform over the quarter.
Restrictions on the Fund's ability to invest in DBS Group Holdings and to invest more than 25% of its assets in banking stocks continued to affect the Fund's performance negatively, given the strong rebound in banking stocks toward the latter half of the first quarter. Nevertheless, over the longer-term, we are confident that we will find other opportunities to mitigate these constraints.

MARKET REVIEW

     The first two quarters of 2004 saw significant volatility in equity prices.
Profit taking was evident across all sectors, with the small and mid-cap stocks falling more than their traditional blue chip counterparts.

     Toward the end of 2003, despite successive new highs on Wall Street, the
STI was range bound, trading between 1703 and 1754. The lack of corporate news over a traditionally quiet period resulted in a sharp decline in trading volumes. Activity centered on a few stocks, in particular recent Initial Public
Offerings ("IPOs"), China plays and technology-related stocks.

     The beginning of the second quarter saw some interest returning to the market. The corporate earnings outlook remained positive for the current year with revisions generally on an up-trend. Nevertheless, the reprieve in the market failed to last and share prices corrected in March and April as investors turned cautious in view of accelerating raw material prices and signs of inflationary pressures. In addition, the spate of negative news globally resulted in a further sell off in equity markets. Acts of terrorism, political concerns in the region and U.S. employment numbers caused investors to take a more cautious stance. Stronger U.S. economic data released over the quarter fuelled expectations of a sooner than expected rising interest rate environment, which the market began to discount aggressively. On top of this, the impact of
Chinese monetary tightening raised fears of a bubble in the economy. All these factors resulted in panic selling in regional equities and Singapore was not spared.

                                        2

     Despite the poor sentiment, overall fundamentals remain healthy. Earnings from Singapore companies came in largely within expectations. Technology stocks, for example, have typically guided to the high end of their projected earnings range. The Budget similarly did not disappoint, with corporations receiving a cut in corporate tax rate from 22% to 20%. Tax incentives targeted at small and mid-sized companies were also announced.

     Economic data continues to see broad-based strength. Preliminary first quarter 2004 Gross Domestic Product ("GDP") grew 7.3%, beating market expectations, with the expansion being broad based. In terms of output, the manufacturing sector was the clear growth driver, and construction also appears to have bottomed after eleven consecutive quarters of contraction. Non-oil domestic exports ("NODX") continue to reflect impressive numbers, with the latest March NODX pointing to a fairly broad-based strength, particularly in non-electronics.

     Telecommunications, media and financials were the key out performers over the quarter. Singapore Telecom did well over the period, on expectations of a special dividend from the sale of its stake in Belgacom and also the profitability of its various associate investments, whilst Singapore Press
Holdings was another good performer.

MARKET OUTLOOK & STRATEGY

                                  BENCHMARK (%)     PORTFOLIO
(%)                            COMMENTS
--------------------------------------------------------------
--------------------------------------------------------------
Telecommunication & Media             19.0              16.0
Defensive qualities, nevertheless, valuations less

compelling. More upside potential in Media versus

Telecommunication.

Finance                               39.0              24.0
Some signs of improvement in credit growth. Valuations

however appear fair. Significant under-weight due to

25% sector limit.

Real Estate                            8.2              10.5
Expectations low. Valuation fails to capture recovery

prospects.

Transport                              7.9              5.0
High fuel prices and price competition remain key

concerns for the airline sector. Most positives for

shipping sector are largely discounted. Share prices

should begin to discount a roll over in shipping rates.

Consumer                               4.5              4.0
Defensive qualities yet to be appreciated by market.

Under valued given healthy growth prospects.

Technology                             7.0              15.0
Recent sell off unjustified. Earnings momentum still

strong and valuations now at reasonable levels.

Conglomerate                          10.0              8.0
Expensive given lower than market growth prospects.

                                        3

     The correction in equity markets has been sharp over a relatively short period of time. A combination of negative factors, including a slowdown in
China's economy, rising interest rate fears and heightened global political risk, has resulted in the recent sell-off. In the near-term, further downside cannot be ruled out; nevertheless, valuations should provide some downside protection. Within the Singapore universe, selective stocks are now back to attractive levels and in some cases trading significantly below market averages.
Though earnings momentum has slowed for the general market, the prospects for growth remain largely intact. The recent sharp sell-off in the domestic equity market, particularly among the mid-cap and technology universe, is providing buying opportunities for the longer term investor.

PORTFOLIO MANAGEMENT

     Mr. Roy Phua has been the Fund's portfolio manager since
October 12, 2000.
Mr. Phua is responsible for the day-to-day management of the Fund's portfolio.
Mr. Phua joined DBS Asset Management Ltd., of which the Fund's
Investment
Manager, DBS Asset Management (United States) Pte. Ltd. is a wholly owned subsidiary, in July 2000. From 1995 to 2000, Mr. Phua worked at Rothschild Asset
Management Pte. Ltd. Singapore as an analyst and portfolio manager.

     The Fund's management would like to thank you for your participation in The
Singapore Fund, Inc. and would be pleased to hear from you.

Sincerely,

/s/ Ikuo Mori

IKUO MORI
CHAIRMAN OF THE BOARD

                                        4

PORTFOLIO OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)

COMMON STOCKS--91.23%

    SHARES
VALUE
------------
-------------
SINGAPORE--91.23%
AUTOMOTIVE--3.08%
   3,032,000    Total Automation Ltd.
$   1,369,933
   1,880,000    YHI International Ltd.
1,246,567

-------------

2,616,500

-------------
BANKS & FINANCIAL SERVICES--22.31%
     863,000    Oversea-Chinese Banking Corp. Ltd.
6,127,391
   1,591,712    United Overseas Bank Ltd.
12,795,713

-------------

18,923,104

-------------
BUILDING MATERIALS--2.00%
   1,597,000    Hong Leong Asia Ltd.
1,696,145

-------------
COMMUNICATIONS--MEDIA--8.07%
     555,690    Singapore Press Holdings Ltd.
6,847,489

-------------
CONSTRUCTION ENGINEERING--1.92%
   2,724,000    First Engineering Ltd.
1,630,372

-------------
E-BUSINESS--4.54%
   6,257,000    DMX Technologies Group, Ltd.*
3,855,093

-------------
EDUCATION--3.14%
  16,477,000    Horizon Education & Technology, Ltd.*
1,498,612
   1,950,000    Raffles LaSalle Ltd.
1,167,117

-------------

2,665,729

-------------
ELECTRONIC COMPONENTS--4.04%
   4,183,000    Ellipsiz Ltd.*
1,153,626
   4,400,000    United Test and Assembly Center Ltd.*
2,272,034

-------------

3,425,660

-------------
ELECTRONICS--5.22%
   4,620,000    Jurong Technologies Ltd.
3,903,767
     768,000    MFS Technology Ltd.
$     522,756

-------------

4,426,523

-------------
FOODS--2.27%
   5,514,000    Food Junction Holdings Ltd.
1,925,144

-------------
INDUSTRIAL--4.71%
   1,975,000    Singapore Technologies Engineering Ltd.+
2,190,324
   3,599,333    Wing Tai Holdings Ltd.
1,805,791

-------------

3,996,115

-------------
MACHINERY--2.38%
   8,000,000    Tat Hong Holdings Ltd.
2,018,542

-------------
PROPERTY DEVELOPMENT--8.33%
   1,500,000    Capitaland Ltd.+
1,417,087
   1,158,000    City Developments Ltd.
4,144,936
   1,600,000    Keppel Land Ltd.+
1,502,171

-------------

7,064,194

-------------
REAL ESTATE--1.58%
   2,317,000    Allgreen Properties Ltd.
1,339,189

-------------
SHIPYARDS--3.49%
     705,000    Keppel Corp. Ltd.+
2,957,839

-------------
TELECOMMUNICATIONS--7.11%
   4,395,000    Singapore Telecommunications Ltd.+
6,034,679

-------------
TRANSPORTATION--AIR--4.81%
    644,150     Singapore Airlines Ltd.+
4,082,162

-------------
WATER TREATMENT SYSTEMS--2.23%
   2,240,313    Hyflux Ltd.
1,893,000

-------------
Total Common Stocks
  (Cost--$65,036,505)
77,397,479

-------------

                                        5

WARRANTS--0.03%

   SHARES
VALUE
------------
-------------
SINGAPORE--0.03%
METAL PROCESSOR--0.03%
     120,000    Seksun Corp., expires 12/16/04*
                  (Cost--$31,779)
$      26,053

-------------
TIME DEPOSITS--1.08%

 PRINCIPAL
  AMOUNT
   (000)
------------
U.S. DOLLAR TIME DEPOSITS--1.08%
         114    Bank of New York, 0.05%, due 5/3/04
113,782
         802    Citibank Singapore, 0.50%, due 5/3/04
801,790

-------------
Total U.S. Dollar Time Deposits
  (Cost--$915,572)
915,572

-------------
Total Investments--92.34%
  (Cost--$65,983,856)
78,339,104
Other assets less liabilities--7.66%
6,498,051

-------------
NET ASSETS (Applicable to 9,207,133 shares of capital stock
  outstanding; equivalent to $9.21 per share)--100.00%
$  84,837,155

=============

----------
 +   Deemed to be an affiliated issuer.
 *   Non-income producing securities.

TEN LARGEST COMMON STOCK
POSITIONS HELD
APRIL 30, 2004 (UNAUDITED)


PERCENT OF
ISSUE
NET ASSETS
-----
-------------
United Overseas Bank Ltd.
15.08%
Singapore Press Holdings Ltd.
8.07
Oversea-Chinese Banking Corp. Ltd.
7.22
Singapore Telecommunications Ltd.
7.11
City Developments Ltd.
4.89
Singapore Airlines Ltd.
4.81
Jurong Technologies Ltd.
4.60
DMX Technologies Group, Ltd.
4.54
Keppel Corp. Ltd.
3.49
United Test and Assembly Center Ltd.
2.68

TEN LARGEST COMMON STOCK
CLASSIFICATIONS HELD
APRIL 30, 2004 (UNAUDITED)


PERCENT OF
INDUSTRY
NET ASSETS
--------
-------------
Banks & Financial Services
22.31%
Property Development
8.33
Communications--Media
8.07
Telecommunications
7.11
Electronics
5.22
Transportation--Air
4.81
Industrial
4.71
E-Business
4.54
Electronic Components
4.04
Shipyards
3.49

                 See accompanying notes to financial
statements.

                                        6

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)

ASSETS
  Investment in securities, at value:
    Unaffiliated securities (cost--$51,631,380)

$    60,154,842
    Affiliated securities (cost--$14,304,165)

18,184,262  $    78,339,104


---------------
  Cash denominated in foreign currency (cost--$7,129,563)

7,133,369
  Receivable for securities sold

434,768
  Interest and dividends receivable

144,155
  Prepaid expenses

24,644


---------------
    Total assets

86,076,040


---------------
LIABILITIES
  Payable for securities purchased

1,045,935
  Accrued expenses and other liabilities

192,950





---------------
    Total liabilities

1,238,885


---------------
NET ASSETS
  Capital stock, $0.01 par value per share; total 100,000,000 shares authorized;
    9,207,133 shares issued and outstanding

92,071
  Paid-in capital in excess of par value

106,427,849
  Accumulated net investment loss

(87,398)
  Accumulated net realized loss on investments

(34,004,980)
  Net unrealized appreciation on investments and other assets and liabilities denominated in foreign currency

12,409,613


---------------
      Net assets applicable to shares outstanding

$    84,837,155


===============
        NET ASSET VALUE PER SHARE

$          9.21


===============

                 See accompanying notes to financial
statements.

                                       7

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends:
    Unaffiliated securities (net of withholding taxes of -
$96,367)               $       437,904
    Affiliated securities (net of withholding taxes of -
$7,129)                          161,437  $       599,341






---------------
  Interest





2,473




---------------
    Total investment income

601,814


---------------
EXPENSES:
  Investment management fee

316,280
  Investment advisory fee

159,937
  Administration fee and expenses

89,742
  Custodian fees and expenses

42,752
  Audit and tax services

40,528
  Legal fees and expenses

32,074
  Insurance expense

27,926
  Reports and notices to shareholders

18,895
  Directors' fees and expenses

15,223
  Transfer agency fee and expenses

8,454
  Other

16,230


---------------
    Total expenses

768,041



---------------
Net investment loss before waivers

(166,227)
    Waiver of:
    Management fee

(39,984)
    Advisory fee

(39,984)


---------------
Net investment loss after waivers

(86,259)


---------------
REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES AND
FOREIGN
 CURRENCY TRANSACTIONS:
  Net realized gains on investments:
    Unaffiliated securities

7,538,512
    Affiliated securities

2,086,804        9,625,316
876:





---------------
  Net realized foreign currency transaction gains

243,420
  Net change in unrealized appreciation (depreciation) on investments in equity securities

(5,106,090)
  Net change in unrealized appreciation (depreciation) on other assets and liabilities denominated in foreign currency

(110,545)

897:




---------------
Net realized and unrealized gains from investment activities and foreign currency transactions

4,652,101


---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

$     4,565,842


===============

                 See accompanying notes to financial
statements.

                                        8

STATEMENT OF CHANGES IN NET ASSETS

925:





FOR THE SIX




MONTHS




ENDED       FOR THE YEAR



APRIL 30, 2004       ENDED



(UNAUDITED)   OCTOBER 31, 2003

951:




---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)

$       (86,259) $        743,665
  Net realized gain on:
    Investments

9,625,316         4,913,002
    Foreign currency transactions


243,420           138,072
  Net change in unrealized appreciation (depreciation) on:
    Investments in equity securities

(5,106,090)       15,888,202
    Translation of short-term investments and other assets and liabilities denominated in foreign currency

(110,545)           72,914






---------------  ----------------
  Net increase in net assets resulting from operations

4,565,842        21,755,855


---------------  ----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income


(874,505)          (55,231)



---------------  ----------------
FROM CAPITAL STOCK TRANSACTIONS:
  Sale of capital stock resulting from:
    Reinvestment of dividends

13,496               966


---------------  ----------------
  Net increase in net assets

3,704,833        21,701,590
NET ASSETS:
  Beginning of period

81,132,322        59,430,732



---------------  ----------------
  End of period


$    84,837,155  $     81,132,322






===============  ================

                 See accompanying notes to financial
statements.

                                        9

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Singapore Fund, Inc. (the "Fund") was incorporated in
Maryland on May
31, 1990 and commenced operations on July 31, 1990. It is registered with the
Securities and Exchange Commission as a closed-end, non-diversified management investment company.

     The following significant accounting policies are in conformity with generally accepted accounting principles in the Unites States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reporting results could differ from those estimates.

     VALUATION OF INVESTMENTS--Securities which are listed on foreign stock exchanges and for which market quotations are readily available are valued at the last sale price on the exchange on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales on such day, at the closing price quoted for such securities. However, if bid and asked quotations are available, such securities are valued at the mean between the last current bid and asked prices, rather than at such quoted closing price. Securities that are traded over-the-counter, if bid and asked price quotations are available, are valued at the mean between the current bid and asked prices, or, if such quotations are not available, are valued as determined in good faith by the Board of Directors (the "Board") of the Fund. In instances where quotations are not readily available or where the price as determined by the above procedures is deemed not to represent fair market value, fair value will be determined in such manner as the Board may prescribe.
Short-term investments having maturity of 60 days or less are valued at amortized cost, except where the Board determines that such valuation does not represent the fair value of the investment. All other securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board.

     FOREIGN CURRENCY TRANSLATION--The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.
The Fund does not isolate the effect of fluctuations in the market price of securities.

     TAX STATUS--The Fund intends to continue to distribute substantially all of its taxable income and to comply with the minimum distribution and other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income or excise taxes is required. During the six months ended April 30, 2004, the Fund was subject to withholding tax, ranging from 10% to 20%, on certain income from its investments.

     The Fund continues to meet the conditions required to qualify for the exemption from Singapore income tax, available to non-
Singapore residents who
are beneficiaries of funds managed by approved fund managers, in respect of certain types of income. Accordingly, no provision for Singapore income tax is required.

                                       10

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded on the ex-date, except for certain dividends and corporate actions involving foreign securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Fund records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book basis/tax basis ("book/tax") differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

     FORWARD FOREIGN CURRENCY CONTRACTS--The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of its assets denominated in a particular currency, subject to a maximum limitation of 20% of the value of its total assets committed to the consummation of such forward foreign currency contracts. In addition, the Fund will not take positions in foreign forward currency contracts where the settlement commitment exceeds the value of its assets denominated in the currency of the contract. If the Fund enters into forward foreign currency contracts, its custodian or subcustodian will maintain cash or readily marketable securities in a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

INVESTMENT MANAGER AND INVESTMENT ADVISER

     The Fund has entered into an Investment Management
Agreement (the
"Management Agreement") with DBS Asset Management (United
States) Pte. Ltd. (the
"Manager"). Pursuant to the Management Agreement, the Manager makes investment management decisions relating to the Fund's assets. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.80% of the first $50 million of the Fund's average weekly net assets and 0.66% of the Fund's average weekly net assets in excess of $50 million. Effective June 1, 2002 to May 31,
2004, the Manager has agreed to reduce the fee to 0.70% of the first $50 million of the Fund's average weekly net assets and 0.575% of the Fund's average weekly net assets in excess of $50 million. In addition, as permitted by the Management
Agreement, the Fund reimburses the Manager for its out-of-pocket expenses related to the Fund. During the six months ended April 30, 2004, no such expenses were paid to the Manager.

                                       11

     The Fund has entered into an Investment Advisory
Agreement (the "Advisory
Agreement") with Daiwa SB Investments (Singapore) Limited (the "Adviser"), which provides general and specific investment advice to the Manager with respect to the Fund's assets. The Fund pays the Adviser a monthly fee at an annual rate of
0.40% of the first $50 million of the Fund's average weekly net assets and 0.34%
of the Fund's average weekly net assets in excess of $50 million. Effective June
1, 2002 to May 31, 2004, the Adviser has agreed to reduce the fee to 0.30% of the first $50 million of the Fund's average weekly net assets and 0.255% of the
Fund's average weekly net assets in excess of $50 million. In addition, as permitted by the Advisory Agreement, the Fund reimburses the Adviser for its out-of-pocket expenses related to the Fund. During the six months ended April
30, 2004, no such expenses were paid to the Adviser.

     At April 30, 2004, the Fund owed to the Manager and the Adviser $46,463 and
$20,178, for management and advisory fees, respectively.

ADMINISTRATOR AND CUSTODIAN AND OTHER RELATED PARTIES

     Daiwa Securities Trust Company ("DSTC"), an affiliate of the Adviser, provides certain administrative services to the Fund. For such services, the
Fund pays DSTC a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets, with a minimum fee of $150,000. In addition, as permitted by the Administration Agreement, the Fund reimburses the Administrator for its out-of-pocket expenses related to the Fund. During the six months ended April
30, 2004, expenses of $4,572 were paid to the Administrator, representing reimbursement to the Administrator of costs relating to the attendance by its employees at meetings of the Fund's Board.

     DSTC also acts as custodian for the Fund's assets and appoints subcustodians for the Fund's assets held outside of the United States. DSTC has appointed DBS Bank Ltd. ("DBS Bank"), an affiliate of the Manager, to act as the subcustodian for all of the cash and securities of the Fund held in Singapore.
As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of- pocket expenses related to the Fund. Such expenses include the fees and out-of-pocket expenses of each of the subcustodians. During the six months ended April 30, 2004, DSTC earned $9,673 and DBS Bank earned
$33,079 from the Fund for their respective custodial services.

     At April 30, 2004, the Fund owed to DSTC $14,379 and
$16,592 for
administration and custodian fees, respectively. The latter amount includes fees and expenses payable to DBS Bank totaling $15,412.

     During the six months ended April 30, 2004, the Fund paid or accrued
$29,835 for legal services, in connection with the Fund's on-going operations, to a law firm of which the Fund's Assistant Secretary is a partner.

INVESTMENTS IN SECURITIES AND FEDERAL INCOME TAX MATTERS

     For federal income tax purposes, the cost of securities owned at April 30,
2004 was substantially the same as the cost of securities for financial statement purposes. At April 30, 2004, the net unrealized appreciation on investments, excluding short-term securities, of $12,415,009 was composed of gross appreciation of $13,640,685 for those investments having an excess of value over cost, and gross depreciation of $1,189,676 for those investments having an excess of cost over value. For the six months ended April 30, 2004, the total aggregate cost

                                       12

of purchases and net proceeds from sales of portfolio securities, excluding the short-term securities, were $32,390,269 and $32,500,883, respectively.

     At October 31, 2003, the Fund had a remaining capital loss carryover of
$43,764,295, of which $11,430,364 expires in the year 2006,
$14,066,604 expires
in the year 2008, $16,509,415 expires in the year 2009 and $1,757,912 expires in the year 2010, available to offset future net capital gains.

CONCENTRATION OF RISK

     Investments in countries in which the Fund may invest may involve certain considerations and risks not typically associated with U.S. investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of the securities markets in which the Fund invests.

     At April 30, 2004, the Fund had 12,142,578 Singapore
Dollars valued at
$7,125,090 on deposit with a single financial institution.

CAPITAL STOCK

     There are 100,000,000 shares of $0.01 par value common stock authorized.
During the six months ended April 30, 2004, 1,829 shares were issued as a result of the reinvestment of dividends paid to those shareholders electing to reinvest dividends. Of the 9,207,133 shares outstanding at April 30, 2004, Daiwa
Securities America, Inc., an affiliate of the Adviser and DSTC, owned 14,745 shares.

                                       13

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding during each period is presented below:

                                                   FOR THE SIX
                                                   MONTHS
ENDED
                                                    APRIL 30,





FOR THE YEARS ENDED OCTOBER 31,
                                                       2004
--------------------------------------------------------------
                                                   (UNAUDITED)
2003         2002         2001         2000          1999
--------------------------------------------------------------
--------------------------------------------------------------
------
Net asset value, beginning of period               $
8.81     $     6.46   $     5.76   $     8.12   $    10.07   $
7.09
                                                   -----------
-     ----------   ----------   ----------   ----------   ----
------
Net investment income (loss)
(0.01)          0.08         0.02         0.10           --*
(0.04)
Net realized and unrealized gains (losses) on
  investments and foreign currency transactions
0.51           2.28         0.76        (2.46)       (1.95)
3.13
                                                   -----------
-     ----------   ----------   ----------   ----------   ----
------
Net increase (decrease) in net asset value
  resulting from operations
0.50           2.36         0.78        (2.36)       (1.95)
3.09
                                                   -----------
-     ----------   ----------   ----------   ----------   ----
------
Less: dividends and distributions to shareholders
  Net investment income
(0.10)         (0.01)       (0.08)          --           --
--
  Net realized gains on investments and foreign
    currency transactions                                    -
-             --           --           --           --
(0.11)
                                                   -----------
-     ----------   ----------   ----------   ----------   ----
------
Net asset value, end of period                     $
9.21     $     8.81   $     6.46   $     5.76   $     8.12   $
10.07

============     ==========   ==========   ==========
==========   ==========
Per share market value, end of period              $
7.550     $    7.620   $    5.000   $    4.480   $    6.375
$    8.938

============     ==========   ==========   ==========
==========   ==========
Total investment return:
  Based on market price at beginning and end of
    period, assuming reinvestment of dividends
(13.20)%        52.59%       13.39%      (29.73)%     (28.68)%
42.44%
  Based on net asset value at beginning and end
    of period, assuming reinvestment of dividends
5.89%         36.55%       13.94%      (29.06)%     (19.36)%
44.30%
Ratios and supplemental data:
  Net assets, end of period (in millions)          $
84.8     $     81.1   $     59.4   $     53.0   $     74.7   $
92.6
  Ratios to average net assets of:
    Expenses, including waiver of Management and
      Advisory fee applicable to net investment
      income
1.61%**        1.85%        2.12%        2.15%        1.93%
1.97%
    Expenses, excluding waiver of Management and
      Advisory fee applicable to net investment
      income
1.80%**        2.04%        2.20%          --           --
--
    Net investment income (loss)
(0.20)%**       1.19%        0.23%        1.47%        0.04%
(0.42)%
Portfolio turnover
40.43%         93.13%      103.33%      152.18%      155.83%
201.76%

----------
* Represents less than 0.005 per share.
**Annualized.

                                       14

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)

     On June 2, 2004, the Annual Meeting of Stockholders of
The Singapore Fund,
Inc. (the "Fund") was held and the following matter was voted upon and passed.

     Election of two Class I Directors to the Board of Directors of the Fund to serve for a term expiring on the date on which the Annual
Meeting of
Stockholders is held in the year 2007.

                                 NUMBER OF SHARES/VOTES
                                 ----------------------

PROXY AUTHORITY
            CLASS I                     VOTED FOR
WITHHELD
        ---------------                 ---------
---------------
        David G. Harmer                 6,437,382
1,007,706
        Oren G. Shaffer                 6,439,819
1,005,269

     In addition to the two Directors re-elected at the Meeting, Austin C.
Dowling, Martin J. Gruber and Ikuo Mori were the other members of the Board who continued to serve as Directors of the Fund.

AN IMPORTANT NOTICE CONCERNING OUR PRIVACY POLICY

     This Privacy Notice describes the types of non-public information we collect about you, the ways we safeguard the confidentiality of this information and when this information may be shared with others. In this Privacy Notice, the terms "we," "our" and "us" refer to the Fund. The term "you" in this Privacy
Notice refers broadly to all of our individual stockholders (including prospective and former individual stockholders).

     In order to provide you with services, we collect certain non-public information about you. We obtain this personal information from the following sources:

     -  Applications and other forms you submit to us.

     -  Dealings and transactions with us or others.

     We do not disclose any non-public personal information about you to anyone, except as permitted by law. For instance, so that we may effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose.

     We maintain physical, electronic and procedural security measures that comply with federal standards to safeguard your non-public personal information.
Access to such information is restricted to those agents of the Fund who are trained in the proper handling of client information and who need to know that information in order to provide services to stockholders.

                                       15

BOARD OF DIRECTORS
Ikuo Mori, CHAIRMAN
Austin C. Dowling
Martin J. Gruber
David G. Harmer
Oren G. Shaffer

OFFICERS
John J. O'Keefe
VICE PRESIDENT AND TREASURER
Yuko Uchida
SECRETARY
Laurence E. Cranch
ASSISTANT SECRETARY

ADDRESS OF THE FUND
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, NJ 07302-3051

INVESTMENT MANAGER
DBS Asset Management (United States) Pte. Ltd.
INVESTMENT ADVISER
Daiwa SB Investments (Singapore) Ltd.
ADMINISTRATOR AND CUSTODIAN
Daiwa Securities Trust Company
TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company, N.A.
LEGAL COUNSEL
Clifford Chance US LLP
INDEPENDENT REGISTEREDPUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP

Notice is hereby given in accordance with Section 23(c) of the Investment
Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at prevailing market prices.

This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or represen-tation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report. The financial information included herein is taken from the records of the Fund without examination by the Independent Registered Public Accounting Firm which does not express an opinion thereon.

ITEM 2. CODE OF ETHICS. Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual report.

ITEMS 5-6. (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual report.

ITEMS 8. (RESERVED)

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 2, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10. EXHIBITS.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item
2 requirements through filing of an exhibit: Not applicable for semi-annual report.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17
CFR 270.30a-2) in the exact form set forth below:
Attached hereto.




SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 						The Singapore Fund,
Inc.


By (Signature and Title)* 				\s\ John J.
O'Keefe
---------------------------
--------
John J. O'Keefe, Vice
President & Treasurer

Date: June 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* 				\s\ John J.
O'Keefe
---------------------------
--------
John J. O'Keefe, Vice
President & Treasurer

Date: June 28, 2004

By (Signature and Title)* 				\s\ Ikuo Mori
---------------------------
--------
Ikuo Mori, Chairman

Date: June 28, 2004

* Print the name and title of each signing officer under his or her signature.











CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, John J. O'Keefe, certify that:

1. I have reviewed this report on Form N-CSR of The Singapore
Fund, Inc.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: June 28, 2004

\s\John J. O'Keefe
---------------------------------------
John J. O'Keefe, Vice President & Treasurer



CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, Ikuo Mori, certify that:

1. I have reviewed this report on Form N-CSR of The Singapore
Fund, Inc.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: June 28, 2004

\s\ Ikuo Mori
---------------------------------------
Ikuo Mori, Chairman



CERTIFICATION
Pursuant to Section 906
of the Sarbanes-Oxley Act of 2002

The undersigned, the Vice President & Treasurer of The Singapore Fund, Inc. (the "Fund"), with respect to the Form N-CSR for the period ended April 30, 2004 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1. such Form N-CSR fully complies with the requirements of
section 13(a) or 15(d) of the Securities Exchange Act of 1934;
and

2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.


Dated: June 28, 2004


/s/ John J. O'Keefe
----------------------------------
John J. O'Keefe

This certification is being furnished solely pursuant to 18
U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.



CERTIFICATION
Pursuant to Section 906
of the Sarbanes-Oxley Act of 2002

The undersigned, the Chairman of The Singapore Fund, Inc. (the "Fund"), with respect to the Form N-CSR for the period ended April 30, 2004 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1. such Form N-CSR fully complies with the requirements of
section 13(a) or 15(d) of the Securities Exchange Act of 1934;
and

2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.


Dated: June 28, 2004


/s/ Ikuo Mori
----------------------------------
Ikuo Mori

This certification is being furnished solely pursuant to 18
U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.






EXHIBIT B(1)



NYA 612686.1


EXHIBIT B(2)